Stock Options (Details) - Schedule of Stock Option Activity - USD ($)			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Options, Opening Balance	263,000		263,000
Weighted-average Exercise Price per Option, Opening Balance	$ 1.25		$ 1.25
Weighted-average Remaining Contractual Term, Opening Balance	1 year 3 days		2 years 3 days
Intrinsic Value, Opening Balance
Options, Ending Balance	263,000		263,000	263,000
Weighted-average Exercise Price per Option, Ending Balance				$ 1.25
Weighted-average Remaining Contractual Term, Ending Balance				1 year 3 days
Intrinsic Value, Ending Balance
Options, Exersisable and vested				263,000
Weighted-average Exercise Price per Option, Exersisable and vested				$ 1.25
Weighted-average Remaining Contractual Term, Exersisable and vested				1 year 3 days
Intrinsic Value, Exersisable and vested